Customers and Other Financing and Non-Financing Accounts Receivable	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of December 31, 2022 and 2021, accounts receivable and other receivables were as follows:
A.    Customers

	2022		2021
Domestic customers, net	Ps.	69,979,713	Ps.	54,031,475
Export customers, net	37,137,432		47,227,606
Total customers, net	Ps.	107,117,145	Ps.	101,259,081
Customers and other accounts receivable are presented separately in the statement of financial position to conform the financial position more clearly.
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2022 and 2021, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2022		2021
Current	Ps.	68,957,994	Ps.	53,653,649
1 to 30 days	1,386,538		876,782
31 to 60 days	876,493		384,335
61 to 90 days	527,907		46,924
More than 90 days	3,868,537		2,528,848
Total	75,617,469		57,490,538
Impaired (reserved)	(5,637,756)		(3,459,063)
Total	Ps.	69,979,713	Ps.	54,031,475

	Export customers
	2022		2021
Current	Ps.	34,697,823	Ps.	41,549,673
1 to 30 days	1,186,553		4,980,175
31 to 60 days	15,010		12,227
61 to 90 days	6,117		47,016
More than 90 days	1,422,708		921,432
Total	37,328,211		47,510,523
Impaired (reserved)	(190,779)		(282,917)
Total	Ps.	37,137,432	Ps.	47,227,606
As of December 31, 2022 and 2021, PEMEX has exposure to credit risk related to accounts receivable, see contractual payment terms in Note 7.
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2022		2021		2020
Balance at the beginning of the year	Ps.	(3,459,063)	Ps.	(1,182,729)	Ps.	(1,100,186)
Impairment of accounts receivable	(2,178,693)		(2,276,334)		(82,543)
Balance at the end of the year	Ps.	(5,637,756)	Ps.	(3,459,063)	Ps.	(1,182,729)

	Export customers
	2022		2021		2020
Balance at the beginning of the year	Ps.	(282,917)	Ps.	(211,363)	Ps.	(182,823)
(Increase) cancellation	143,689		(72,761)		(20,353)
Translation effects	(51,551)		1,207		(8,187)
Balance at the end of the year	Ps.	(190,779)	Ps.	(282,917)	Ps.	(211,363)
Methodology to determine the estimation of the impairment of the accounts receivable
PEMEX allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to, audited financial statements, management accounts and cash flow projections and available information about customers) and applying experienced credit judgment. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by each Subsidiary Entity and its commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past two years. These rates are multiplied by scale factors to reflect differences between the economic conditions during the period over which historical data has been collected, current conditions and PEMEX’s view of economic conditions over the expected lives of the receivables.
As of December 31, 2022, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 7.36% for Pemex Industrial Transformation, 3.87% for Pemex Corporate, 0.88% for Pemex Logistics, 0.16% for PMI CIM and 0.13% for PMI TRD. As of December 31, 2021, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 5.09% for Pemex Industrial Transformation, 2.99% for Pemex Corporate, 0.58% for Pemex Logistics, 0.01% for PMI CIM and 0.80% for PMI TRD.
The amount of (impairment) of domestic and export customers recognized in the statement of comprehensive income for 2022, 2021 and 2020 was Ps. (2,035,004), Ps. (2,349,095) and Ps. (102,896), respectively.
B.    Other financial and non-financial accounts receivable

	2022		2021
Financial assets:
Sundry debtors (1)	Ps.	40,074,758	Ps.	37,034,460
Employees and officers	4,965,645		3,752,693
Total financial assets	Ps.	45,040,403	Ps.	40,787,153
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	44,597,094	Ps.	80,581,955
Special Tax on Production and Services	75,213,134		53,176,800
Other accounts receivable	2,911,791		2,591,360
Total non-financial assets:	Ps.	122,722,019	Ps.	136,350,115
(1)Includes Ps. (251,086) and Ps. (210,672) of impairment, as of December 31, 2022 and 2021, respectively.